GENERAL - Acquisition (Details) RM in Millions, Rp in Billions						1 Months Ended	12 Months Ended
	Dec. 13, 2017 IDR (Rp) shares	Nov. 14, 2016 USD ($) shares	Nov. 10, 2016 IDR (Rp) shares	Jun. 29, 2016 IDR (Rp) shares	May 25, 2016 IDR (Rp) shares	Dec. 31, 2017 IDR (Rp)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 IDR (Rp)	Dec. 31, 2016 IDR (Rp)	Dec. 31, 2015 IDR (Rp)	Dec. 31, 2017 IDR (Rp)	Dec. 14, 2017 MYR (RM) item	Dec. 14, 2017 IDR (Rp) item	Nov. 22, 2017 IDR (Rp)	Aug. 08, 2017 IDR (Rp)	Nov. 14, 2016 IDR (Rp)	Nov. 09, 2016 IDR (Rp)
Direct/ Indirect subsidiaries
Issued capital							$ 371,000,000		Rp 5,040.0		Rp 5,040.0
Fair values of identifiable assets and liabilities acquired at acquisition date:
Other comprehensive income (loss)							$ (171,000,000)	Rp (2,332.0)	Rp (2,099.0)	Rp 493.0
MetraNet
Direct/ Indirect subsidiaries
Number of shares issued | shares			18,800,000
Issued capital			Rp 325.0														Rp 244.0
TLT
Direct/ Indirect subsidiaries
Issued capital															Rp 74.0
Issued capital, held by parent															41.0
Issued capital, held by noncontrolling interest															Rp 33.0
GYS
Direct/ Indirect subsidiaries
Issued capital														Rp 13.0
Issued capital, held by parent														7.0
Issued capital, held by noncontrolling interest														Rp 6.0
Ad Medika | Metra
Direct/ Indirect subsidiaries
Shares acquired from non controlling interest | shares					2,000
Percentage of ownership interest acquired from non-controlling interest					25.00%
Acquisition cost paid to non-controlling interest					Rp 138.0
Melon | MetraNet
Direct/ Indirect subsidiaries
Percentage of ownership interest acquired		52.00%														52.00%
Nutech | Metra
Direct/ Indirect subsidiaries
Number of shares acquired | shares	36,000
Percentage of ownership interest acquired	60.00%
Acquisition cost	Rp 24.0
Net book value	13.0
Goodwill	11.0
Fair values of identifiable assets and liabilities acquired at acquisition date:
Provisional goodwill	Rp 11.0
TSGN | TII
Direct/ Indirect subsidiaries
Percentage of ownership interest acquired												49.00%	49.00%
Number of key managements placed and replaced | item												3	3
Number of total key managements controls business | item												5	5
Consideration transferred, acquisition-date fair value												RM 66,150,000	Rp 220.0
Fair value of identifiable net assets acquired													259.0
Goodwill													93.0
Fair values of identifiable assets and liabilities acquired at acquisition date:
Cash and cash equivalents													21.0
Trade receivables													18.0
Other current assets													57.0
Property and equipment													711.0
Other non-current assets													14.0
Current liabilities													(422.0)
Non-current liabilities													(140.0)
Fair value of identifiable net assets acquired													259.0
Fair value of non controlling interest													(132.0)
Provisional goodwill													93.0
Fair value consideration transferred												RM 66,150,000	Rp 220.0
Total income						Rp 13.5
Other comprehensive income (loss)						Rp 12.1
PCM | Sigma
Direct/ Indirect subsidiaries
Number of shares acquired | shares				13,770
Percentage of ownership interest acquired				51.00%
Cash consideration				Rp 7.8
SK Planet Co | Melon | MetraNet
Direct/ Indirect subsidiaries
Number of shares acquired | shares		4,900,000
Percentage of ownership interest acquired		49.00%														49.00%
Cash consideration		$ 13,000,000														Rp 170.4
Metra | Melon | MetraNet
Direct/ Indirect subsidiaries
Number of shares acquired | shares		300,000
Percentage of ownership interest acquired		3.00%														3.00%
Cash consideration																Rp 13.2